Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 12 – Related Party Transactions

Loans to executive officers, directors and their affiliates were as follows at December 31:

(Dollars in thousands)

	2012	2011
Balance, beginning of year	$6,254	$6,568
New loans	669	948
Repayments	(1,087)	(1,262)
Balance, end of year	$5,836	$6,254

Deposits from executive officers, directors and their affiliates were $12.5 million and $14.8 million at December 31, 2012 and 2011, respectively.